Contingencies and Commitments - Additional Information (Details) € in Thousands, Rp in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 KRW (₩)
Detailed Information About Commitments [Line Items]
Borrowings | ₩	₩ 120,605,365						₩ 80,529,513
January 1 2024 (Member)
Detailed Information About Commitments [Line Items]
Threshold revenue beyond which global minimum tax is applicable | €			€ 750,000
Axia Power Holdings B.V [Member]
Detailed Information About Commitments [Line Items]
Maximum Performance Guarantee Amount				$ 54,000
PT Perusahaan Listrik Negara [Member]
Detailed Information About Commitments [Line Items]
Maximum Performance Guarantee Amount | Rp					Rp 35,588,165
Morgan Stanley Capital Group Inc [Member]
Detailed Information About Commitments [Line Items]
Maximum Performance Guarantee Amount				50,000
Morgan Stanley Renewables Inc [Member]
Detailed Information About Commitments [Line Items]
Maximum Performance Guarantee Amount				70,000
Frankfurt Branch Through Kookmin Bank [Member]
Detailed Information About Commitments [Line Items]
Maximum Performance Guarantee Amount | €						€ 10,000
Microsoft Through Kookmin Bank [Member]
Detailed Information About Commitments [Line Items]
Maximum Performance Guarantee Amount | €						5,022
Ellevio Through Shinhan Bank [Member]
Detailed Information About Commitments [Line Items]
Maximum Performance Guarantee Amount | €						€ 9,980
Shinhan Bank [Member] | Concho Valley Energy, LLC [Member]
Detailed Information About Commitments [Line Items]
Provision for loss contingencies		$ 60,000
Other Borrowings Guarantee Amount				60,000
PT. Cirebon Electro Power [Member]
Detailed Information About Commitments [Line Items]
Maximum Performance Guarantee Amount				54,000
Export Import Bank Of Korea ,BNP Paribas And ING Bank [Member] | PT BS Energy And PT Nusantara Hydro Alam [Member]
Detailed Information About Commitments [Line Items]
Guarantee for investments				5,947
KOMIPO Vanphong Power Service LLC [Member]
Detailed Information About Commitments [Line Items]
Maximum Performance Guarantee Amount				5,000
Gaesong Industrial Complex [Member]
Detailed Information About Commitments [Line Items]
Book value of facility | ₩	12,967
Gangneung [Member]
Detailed Information About Commitments [Line Items]
Suspended operations of plant carrying amount | ₩	66,879
Expenses related to suspension of operations | ₩	1,683
Depreaciation on idle assets | ₩	3,635
AEP Texas Inc [Member]
Detailed Information About Commitments [Line Items]
Business performance guarantees				18,500
Korea Energy Agency [Member]
Detailed Information About Commitments [Line Items]
Borrowings | ₩	1,197
Mizuho Bank [Member] | PT. Cirebon Electro Power [Member] | Nongyup Bank [Member]
Detailed Information About Commitments [Line Items]
Payment guarantee				47,850
SMBC [Member] | Pt Mega Power Mandiri [Member] | PT Wampu Electric Power [Member]
Detailed Information About Commitments [Line Items]
Guarantee for investments				4,401
RBC Community Investments Impact Renewables Hold Co One LLC [Member] | Concho Valley Energy, LLC [Member]
Detailed Information About Commitments [Line Items]
Maximum Performance Guarantee Amount				3,000
International Finance Corporation [Member]
Detailed Information About Commitments [Line Items]
Maximum borrowing capacity				275,600
Capital commitments				69,808
Additional capital contribution for contingencies				$ 19,000
Guarantee payment provided		$ 2,777
Ordinary Wages And Unpaid Wages [Member]
Detailed Information About Commitments [Line Items]
Provision for loss contingencies | ₩	₩ 114,937